Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 08, 2014
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 9, 2014

TO

PROSPECTUS

DATED OCTOBER 8, 2014

State Street Clarion Global Real Estate Income Fund

Class A (SSRLX)

Class C (SSRNX)

Class I (SSRQX)

Class K (SSRTX)

Effective immediately, the following replaces the sixth paragraph on page 2 of the Prospectus under the title “Principal Investment Strategies.”

The Fund will generally hold securities of issuers economically tied to at least 7 countries, including the United States, and will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries.

State Street Clarion Global Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 9, 2014

TO

PROSPECTUS

DATED OCTOBER 8, 2014

State Street Clarion Global Real Estate Income Fund

Class A (SSRLX)

Class C (SSRNX)

Class I (SSRQX)

Class K (SSRTX)

Effective immediately, the following replaces the sixth paragraph on page 2 of the Prospectus under the title “Principal Investment Strategies.”

The Fund will generally hold securities of issuers economically tied to at least 7 countries, including the United States, and will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries.